Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 8,810	$ 10,684		$ 10,100
Interest expense from financial instruments measured at amortized cost		(4,247)	(7,194)		(6,391)
Net interest income from financial instruments measured at fair value through profit or loss		1,299	1,011		1,338
Net interest income		5,862	4,501		5,048
Other net income from financial instruments measured at fair value through profit or loss		6,960	6,842		6,960
Credit loss (expense) / release		(694)	(78)		(118)
Fee and commission income	[1]	20,961	19,110		19,598
Fee and commission expense		(1,775)	(1,696)		(1,703)
Net fee and commission income		19,186	17,413		17,895
Other income		1,076	212		428
Total operating income		32,390	28,889	[2]	30,213	[2]
Personnel expenses		17,224	16,084		16,132
General and administrative expenses		4,885	5,288		6,797
Depreciation and impairment of property, equipment and software		2,069	1,765		1,228
Amortization and impairment of goodwill and intangible assets		57	175		65
Total operating expenses		24,235	23,312		24,222
Operating profit / (loss) before tax		8,155	5,577		5,991
Tax expense / (benefit)		1,583	1,267		1,468
Net profit / (loss)		6,572	4,310		4,522
Net profit / (loss) attributable to non-controlling interests		15	6		7
Net profit / (loss) attributable to shareholders		$ 6,557	$ 4,304		$ 4,516
Earnings per share
Basic		$ 1.83	$ 1.17		$ 1.21
Diluted		$ 1.77	$ 1.14		$ 1.18
UBS AG
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 8,816	$ 10,703		$ 10,121
Interest expense from financial instruments measured at amortized cost		(4,333)	(7,303)		(6,494)
Net interest income from financial instruments measured at fair value through profit or loss		1,305	1,015		1,344
Net interest income		5,788	4,415		4,971
Other net income from financial instruments measured at fair value through profit or loss		6,930	6,833		6,953
Credit loss (expense) / release		(695)	(78)		(117)
Fee and commission income	[3]	20,982	19,156		19,632
Fee and commission expense		(1,775)	(1,696)		(1,703)
Net fee and commission income		19,207	17,460		17,930
Other income		1,549	677		905
Total operating income		32,780	29,307	[2]	30,642	[2]
Personnel expenses		14,686	13,801		13,992
General and administrative expenses		8,486	8,586		10,075
Depreciation and impairment of property, equipment and software		1,851	1,576		1,052
Amortization and impairment of goodwill and intangible assets		57	175		65
Total operating expenses		25,081	24,138		25,184
Operating profit / (loss) before tax		7,699	5,169		5,458
Tax expense / (benefit)		1,488	1,198		1,345
Net profit / (loss)		6,211	3,971		4,113
Net profit / (loss) attributable to non-controlling interests		15	6		7
Net profit / (loss) attributable to shareholders		$ 6,196	$ 3,965		$ 4,107

[1]
For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,426 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,882 million for the Investment Bank and USD 49 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,355 million for the Investment Bank and USD 94 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,525 million for the Investment Bank and USD 97 million for Group Functions).

[2]
Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.

[3]
For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,427 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,901 million for the Investment Bank and USD 50 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,397 million for the Investment Bank and USD 98 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,557 million for the Investment Bank and USD 100 million for Group Functions).